                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment [ ];        Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WELLSPRING MANAGEMENT, LLC
Address:          1790 KIRBY PARKWAY
                  SUITE 127
                  MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            GEORGE WHITE
Title:           MANAGING MEMBER
Phone:           (901) 753-6863

Signature, Place, and Date of Signing:


      /s/George White                      Memphis, TN           May 15, 2008
------------------------------       ---------------------    -----------------
       [Signature]                       [City, State]             [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                    -------------------

Form 13F Information Table Entry Total:        20
                                        ----------------

Form 13F Information Table Value Total:  147,084 (THOUSANDS)
                                         ----------------------




List of Other Included Managers:        N/A
                                  ---------------


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




         COLUMN 1                 COLUMN 2     COLUMN 3     COLUMN 4              COLUMN 5            COLUMN 6     COLUMN 7
        --------                  --------     --------     --------     -------------------------    --------     --------

                                   TITLE OF                  VALUE        SHRS OR      SH/    PUT/    INVESTMENT     OTHER
    NAME OF ISSUER                  CLASS      CUSIP       (x$1000)       PRN AMT      PRN    CALL    DISCRETION    MANAGERS
    --------------                  -----      -----       --------       -------      ---    ----    ----------    --------

ADHEREX TECHNOLOGIES                 COM      00686R 20 0        29        100,000                         SOLE

ADTRAN, INC                          COM      00738A 10 6    28,625      1,224,367                         SOLE

AEGEAN MARINE PETE NETWORK INC.      COM      Y0017S 10 2     5,375        139,640                         SOLE

AMERICAN ORIENTAL BIOENGR INC.       COM      028731 10 7    29,541      3,265,086                         SOLE

ATHENAHEALTH, INC                    COM      04685W 10 3     6,058        253,592                         SOLE

CITRIX SYSTEMS INC                   COM      177376 10 0       759         23,500                         SOLE

EBAY INC                             COM      278642 10 3     5,268        169,518                         SOLE

HANESBRANDS INC.                     COM      410345 10 2    20,828        624,789                         SOLE

HUB GROUP, INC                       CL A     443320 10 6     4,797        148,328                         SOLE

INFINITY PPTY & CAS CORP             COM      45665Q 10 3    11,181        271,084                         SOLE

J B HUNT TRANSPORTATION SVCS         COM      445658 10 7     5,161        156,800                         SOLE

KNIGHT TRANSPORTATION INC            COM      499064 10 3     4,056        240,000                         SOLE

MSC INDUSTRIAL DIRECT CO INC         CL A     553530 10 6     2,228         45,948                         SOLE

PANERA BREAD CO                      CL A     69840W 10 8       858         36,417                         SOLE

SAIA INC                             COM      78709Y 10 5     5,328        370,205                         SOLE

SPARTAN STORES INC                   COM      846822 10 4     1,776         88,565                         SOLE

STAPLES, INC                         COM      855030 10 2     3,872        176,061                         SOLE

STAR BULK CARRIERS CORP.             COM      Y8162K 10 5     3,723        293,500                         SOLE

TEMPUR-PEDIC INTL INC.               COM      88023U 10 1     2,255        200,000                         SOLE

ZEP INC.                             COM      98944B 10 8     5,366        358,663                         SOLE





                                                   COLUMN 8
                                      --------------------------------

                                                VOTING AUTHORITY
                                      --------------------------------
    NAME OF ISSUER                    SOLE        SHARED         NONE
    --------------                    -----       -----       --------

ADHEREX TECHNOLOGIES                  100,000

ADTRAN, INC                         1,224,367

AEGEAN MARINE PETE NETWORK INC.       139,640

AMERICAN ORIENTAL BIOENGR INC.        265,086

ATHENAHEALTH, INC                     253,592

CITRIX SYSTEMS INC                     23,500

EBAY INC                              169,518

HANESBRANDS INC.                      624,789

HUB GROUP, INC                        148,328

INFINITY PPTY & CAS CORP              271,084

J B HUNT TRANSPORTATION SVCS          156,800

KNIGHT TRANSPORTATION INC             240,000

MSC INDUSTRIAL DIRECT CO INC           45,948

PANERA BREAD CO                        36,417

SAIA INC                              370,205

SPARTAN STORES INC                     88,565

STAPLES, INC                          176,061

STAR BULK CARRIERS CORP.              293,500

TEMPUR-PEDIC INTL INC.                200,000

ZEP INC.                              358,663

